Off-Balance Sheet Items - Schedule of Amounts of Trust Funds and Securities Held in Custody (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [abstract]
Trust Funds	$ 27,383,989	$ 30,040,705
Securities Held in Escrow	$ 110,539,261,551	$ 57,581,781,191